Taxation (Details 1) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxation [Abstract]
Accrued interest receivable	$ (50,484)	$ (159,357)	$ (1,340)
Accrued interest payable	(12,673)	49,827	82,724
Provision for loan losses	2,710,319	967,028	121,476
Accruals	21,788	4,109	40,580
Deferred tax assets, net	$ 2,668,950	$ 861,607	$ 243,440